Average Annual Total Returns - Calvert Impact Fund, Inc.		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Calvert Global Energy Solutions Fund | Calvert Global Energy Research Spliced Benchmark
Prospectus [Line Items]
Average Annual Return, Percent		33.75%	3.73%	10.70%
Calvert Global Energy Solutions Fund | Calvert Global Energy Research Index (reflects net dividends, which reflects the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.75%	3.73%
Calvert Global Energy Solutions Fund | Alerian Global Alternative Energy Index (Composite) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		27.54%	4.03%	15.97%
Calvert Global Energy Solutions Fund | MSCI ACWI (reflects net dividends, which reflects the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.71%
Calvert Global Energy Solutions Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		25.31%	1.43%	8.24%
Calvert Global Energy Solutions Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.35%	1.46%	8.17%
Calvert Global Energy Solutions Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.29%	1.25%	6.83%
Calvert Global Energy Solutions Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		30.25%	1.75%	8.00%
Calvert Global Energy Solutions Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		32.60%	2.78%	9.14%
Calvert Global Water Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.91%	4.39%	6.96%
Calvert Global Water Fund | MSCI ACWI (reflects net dividends, which reflects the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.71%
Calvert Global Water Fund | Calvert Global Water Research Spliced Benchmark
Prospectus [Line Items]
Average Annual Return, Percent		15.33%	7.87%	10.68%
Calvert Global Water Fund | Calvert Global Water Research Index (reflects net dividends, which reflects the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.33%	7.87%
Calvert Global Water Fund | S-Network Global Water Index (reflects net dividends, which reflects the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.63%	6.67%	9.67%
Calvert Global Water Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.36%	5.60%	8.48%
Calvert Global Water Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	4.79%	8.01%
Calvert Global Water Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		12.47%	5.94%	8.42%
Calvert Global Water Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.65%	7.01%	9.38%
Calvert Small-Cap Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
Calvert Small-Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.61%
Calvert Small-Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(11.33%)	2.11%	7.33%
Calvert Small-Cap Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(13.87%)	1.00%	6.10%
Calvert Small-Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(4.79%)	1.60%	5.66%
Calvert Small-Cap Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(7.88%)	2.45%	7.10%
Calvert Small-Cap Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		(6.17%)	3.48%	8.23%
Calvert Small-Cap Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		(6.09%)	3.57%	8.29%
Performance Inception Date	Feb. 01, 2019
Calvert Green Bond Fund | ICE BofA USD Green Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.24%	0.23%	2.39%
Calvert Green Bond Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.43%
Calvert Green Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	(0.81%)	1.73%
Performance Inception Date	Oct. 31, 2013
Calvert Green Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.21%	(1.86%)	0.74%
Calvert Green Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.15%	(1.06%)	0.90%
Calvert Green Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.44%	0.09%	2.36%
Performance Inception Date	Oct. 31, 2013
Calvert Green Bond Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		7.41%	0.13%	2.40%
Performance Inception Date	Feb. 01, 2019